UNITED STATES SECURITIES AND
                               EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number 811-21564
                                                    ---------

                       Blue Rock Market Neutral Fund, LLC
                                 3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                   ------------------------------------------
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                                 3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                   ------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: (612) 337 - 8000
                                                         ----------------

                      Date of fiscal year end: March 31
                                               --------

                 Date of reporting period: September 30, 2004
                                           ------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC
                     Financial Statements as of and for the
           Period from July 1, 2004 (Inception) to September 30, 2004


                                     [LOGO]
                                  BLUE / ROCK
                                    ADVISORS

TABLE OF CONTENTS

Schedule of Investments....................................................1-2
Allocation by Sub-Strategy...................................................2
Statement of Assets, Liabilities and Members' Capital........................3
Statement of Operations......................................................4
Statement of Cash Flows......................................................5
Statement of Changes in Members' Capital.....................................6
Financial Highlights.........................................................7
Notes to the Financial Statements.........................................8-12
Other Information...........................................................12

             BLUE ROCK MARKET NEUTRAL FUND, LLC


           SCHEDULE OF INVESTMENTS
              SEPTEMBER 30, 2004
                 (UNAUDITED)


                                                                                % OF
                                                                              MEMBERS'       ACQUISITION
                                                        COST      FAIR VALUE   CAPITAL         DATE
INVESTMENTS IN PORTFOLIO FUNDS1,2

 INVESTMENT FUNDS
 Bermuda - Market Neutral
     Zebra Equity Fund, Ltd.                      $1,250,000     $ 1,259,665       4.45 %     07/01/04

 Cayman Islands - Market Neutral
     ACM Market Neutral Research Fund              2,500,000       2,477,517       8.75       07/01/04
     Fuller & Thaler Market Neutral
         Offshore Fund, Ltd.                       1,300,000       1,310,283       4.63       07/01/04
     Magenta Fund Ltd.                             1,000,000       1,024,280       3.62       08/01/04
     New Providence Hedged Equity Fund             1,250,000       1,240,506       4.38       07/01/04
     Quantitative Equity Market Neutral
         Offshore Fund                             1,250,000       1,241,832       4.39       07/01/04
     Redsky Horizon Fund, Ltd.                     2,900,000       2,829,156      10.00       07/01/04
                                                  ----------     -----------      -----

                       TOTAL INVESTMENT FUNDS     11,450,000      11,383,239      40.22
                                                  ----------     -----------      -----

 LIMITED PARTNERSHIPS
 Cayman Islands - Market Neutral
     Advisory European Equity Market Neutral
         Fund, L.P.                                2,100,000       2,127,378       7.52       07/01/04

 United States - Market Neutral
     CCL Fund, L.L.C.                              1,000,000         943,956       3.34       07/01/04
     d. QUANT Fund, L.L.C.                         2,750,000       2,697,932       9.53       07/01/04
     FrontPoint Healthcare Fund, L.P.              1,850,000       1,897,326       6.70       07/01/04
     FrontPoint Utility and Energy Fund, L.P.      1,850,000       1,892,690       6.69       07/01/04
     Imperium Market Neutral Fund (QP), L.P.       2,500,000       2,439,351       8.62       07/01/04
     Lockhart Capital, L.P.                        1,000,000       1,003,485       3.55       07/01/04
     Seasons Institutional Technology Fund,L.P.    1,500,000       1,523,672       5.38       07/01/04
     SSI Long/Short Equity Market Neutral,L.P.     1,250,000       1,232,451       4.35       07/01/04
                                                  ----------     -----------      -----
                  TOTAL LIMITED PARTNERSHIPS      15,800,000      15,758,241      55.68
                                                  ----------     -----------      -----

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS             27,250,000      27,141,480      95.90
                                                  ----------     -----------      -----


                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                               SEPTEMBER 30, 2004
                                   (UNAUDITED)


                                                                        % OF
                                                                      MEMBERS'
                                              COST       FAIR VALUE   CAPITAL

 SHORT-TERM INVESTMENTS
 UMB BANK, N.A., MONEY MARKET FIDUCIARY    $1,177,986   $ 1,177,986     4.17 %
                                           ----------   -----------   --------

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS
      AND SHORT-TERM INVESTMENTS          $28,427,986    28,319,466   100.07
                                           ----------   -----------   --------

 LIABILITIES LESS OTHER ASSETS                              (18,603)   (0.07)
                                                        -----------   --------

 MEMBERS' CAPITAL                                       $28,300,863   100.00 %
                                                        ===========   ========



(1) All of the Fund's investments in Portfolio Funds are reported at Fair Value and are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly or semi-annual basis. See section (2)(b) of the Notes to the Financial Statements.
(2) Not income producing.
The accompanying notes are an integral part of these financial statements.


          ALLOCATION BY SUB-STRATEGY

U.S. Multi-Sector Market Neutral Equity              54.04%
U.S. Utility and Energy Market Neutral Equity        15.31%
European Multi-Sector Market Neutral Equity           7.52%
U.S. Healthcare Market Neutral Equity                 6.70%
U.S. Technology Market Neutral Equity                 5.38%
Global Multi-Sector Market Neutral Equity             3.62%
U.S. Bio Technology Market Neutral Equity             3.33%
Cash, liabilities less other assets                   4.10%

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


              STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                               SEPTEMBER 30, 2004
                                   (UNAUDITED)

ASSETS
    Investments in Portfolio Funds
       at fair value (cost $27,250,000)                             $27,141,480
    Cash and cash equivalents                                         1,177,986
    Due from Adviser                                                    153,700
    Other assets                                                         32,529
                                                                  -------------

    TOTAL ASSETS                                                     28,505,695
                                                                  -------------


LIABILITIES
    Management fee payable                                               47,266
    Organizational costs payable                                         84,000
    Professional fees payable                                            41,133
    Fund administration and accounting fees payable                      14,482
    Offering costs payable                                               14,000
    Other accrued expenses                                                3,951
                                                                  -------------

    TOTAL LIABILITIES                                                   204,832
                                                                  -------------

NET ASSETS                                                          $28,300,863
                                                                  =============


MEMBERS' CAPITAL
    Members' capital - beginning of period                                   $-
    Capital contributions                                            28,500,000
    Capital withdrawals                                                       -
    Net investment loss                                                 (90,617)
    Net realized gain/(loss) on investments                                   -
    Net change in unrealized appreciation/depreciation                 (108,520)
                                                                  -------------

    TOTAL MEMBERS' CAPITAL                                          $28,300,863
                                                                  =============


The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                             STATEMENT OF OPERATIONS
                        PERIOD ENDED SEPTEMBER 30, 2004*
                                   (UNAUDITED)


INVESTMENT INCOME
     Interest                                                       $     1,433
                                                                  -------------


EXPENSES
     Organization costs                                                  84,000
     Management fee                                                      70,808
     Professional fees                                                   43,333
     Fund administration and accounting fees                             14,482
     Offering costs                                                      14,000
     Insurance expense                                                   10,675
     Board of Managers' fees                                              6,000
     Custodian fees                                                       2,452
                                                                  -------------
     Total expenses before reimbursement                                245,750
     Expense reimbursement                                             (153,700)
                                                                  -------------

     Net expenses                                                        92,050
                                                                  -------------

NET INVESTMENT LOSS                                                     (90,617)
                                                                  -------------


NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain/(loss) on investments                                  -
     Net change in unrealized appreciation/depreciation
        on investments                                                 (108,520)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                 (108,520)
                                                                  -------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS             $ (199,137)
                                                                  =============

*The Fund commenced operations on July 1, 2004.
The accompanying notes are an integral part of these financial statements.

                     BLUE ROCK MARKET NEUTRAL FUND, LLC


                          STATEMENT OF CASH FLOWS
                      PERIOD ENDED SEPTEMBER 30, 2004*
                                (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES
     Net decrease in Members' capital derived from operations         $(199,137)
     Adjustments to reconcile net decrease in Members' capital
        derived from operations to net cash used
        in operating activities:
        Net realized gain/(loss) on investments                               -
        Net change in unrealized appreciation/depreciation
           on investments                                               108,520
        Purchases of Portfolio Funds                                (27,250,000)
        Increase in due from Adviser                                   (153,700)
        Increase in other assets                                        (32,529)
        Increase in management fee payable                               47,266
        Increase in organizational costs payable                         84,000
        Increase in professional fees payable                            41,133
        Increase in fund administration and accounting fees payable      14,482
        Increase in offering costs payable                               14,000
        Increase in other accrued expenses                                3,951
                                                                  -------------

     NET CASH USED IN OPERATING ACTIVITIES                          (27,322,014)
                                                                  -------------


CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                           28,500,000
     Capital withdrawals                                                      -
                                                                  -------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES                       28,500,000
                                                                  -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                             1,177,986

CASH AND CASH EQUIVALENTS
      Beginning of period                                                     -

      END OF PERIOD                                                  $1,177,986
                                                                  =============


*The Fund commenced operations on July 1, 2004.
The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                    STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD ENDED SEPTEMBER 30, 2004*
                                   (UNAUDITED)


OPERATIONS
     Net investment loss                                               $(90,617)
     Net realized gain/(loss) on investments                                  -
     Net change in unrealized appreciation/depreciation
        on investments                                                 (108,520)
                                                                  -------------

     NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS          (199,137)
                                                                  -------------


MEMBERS' CAPITAL TRANSACTIONS
     Capital contributions                                           28,500,000
     Capital withdrawals                                                      -
                                                                  -------------

     NET INCREASE IN MEMBERS' CAPITAL RESULTING
        FROM CAPITAL TRANSACTIONS                                    28,500,000
                                                                  -------------

INCREASE IN MEMBERS' CAPITAL                                         28,300,863

MEMBERS' CAPITAL
     Beginning of period                                                      -

     END OF PERIOD                                                  $28,300,863
                                                                  =============


*The Fund commenced operations on July 1, 2004.
The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                              FINANCIAL HIGHLIGHTS
                        PERIOD ENDED SEPTEMBER 30, 2004*
                                   (UNAUDITED)

SUPPLEMENTAL DATA AND RATIOS

     Total return(1)                                                    (0.70)%

     Net assets, end of period (000s)                                 $28,301

     Ratio of net expenses to average monthly net assets (2,3,4,5)       1.30%

     Ratio of net investment loss to average monthly net
     assets(2,3,4,5)                                                    (1.28)%

     Portfolio turnover rate                                                0%



(1) Not annualized.
(2) Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the period ended September 30, 2004 would have been 3.47% and (3.45%), respectively
(3) Annualized.
(4) Includes the amortization of organizational and offering costs. The organizational costs were expensed in the first month of the Fund's operations and will not be recurring. The offering costs are to be expensed over the first 12 months of the Fund's
(5) These ratios do not include the expenses of the Portfolio Funds.


*The Fund commenced operations on July 1, 2004.
The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                        NOTES TO THE FINANCIAL STATEMENTS
                                   (UNAUDITED)


(1) ORGANIZATION

Blue Rock Market Neutral Fund, LLC (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004. The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk. The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that utilize "long-short market-neutral" investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc (the "Adviser"). The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the "Board of Managers"), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase interests in the Fund ("Interests") through private placement. Investors who acquire Interests in the Fund will become members of the Fund ("Members"). Members may not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests. The Adviser expects to recommend to the Board of Managers that it conduct repurchase offers on a quarterly basis.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund's investment agreement. Purchases and sales of other securities are accounted for on a trade-date basis. Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund's limited liability company agreement ("LLC Agreement") and the valuation procedures approved by the Board of Managers. Ordinarily, this fair value will represent the values determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Advisor reasonably believes to be consistent with those used by the Fund in valuing its own investments. The Adviser attempts to confirm the accuracy of each Portfolio Fund's monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g. Portfolio Fund audited financial statements and Portfolio Fund position reports).

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund's investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

(c) Organization Expenses and Offering Costs

The Fund's organization expenses of $84,000 were expensed during the Fund's first month of operations. Offering costs of $56,000 are being amortized ratably over a twelve month period.

(d) Advance Portfolio Fund Contributions

Fund contributions to Portfolio Funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the fund prior to this date is recorded as a pre-paid investment.

(e) Income Taxes

The Fund currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Individual Members are required to report their distributive share of the Fund's taxable income or loss on their individual income tax returns.

(f) Securities Transactions and Investment Income

Interest and dividend income is recognized on an accrual basis.

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and liquid investments with maturities of less than 90 days.

(h) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

The assets of the Portfolio Funds may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

Portfolio Funds, and due to restrictions on the transferability and timing of withdrawals from the Portfolio Funds, the amounts realized upon liquidation could differ from such reported values.

(3) EXPENSES OF THE FUND

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement. Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members of the Fund. Expenses are recognized on an accrual basis.

(a)   Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation") under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets.

In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts. Reimbursement will only be made to the extent that it does not cause the Fund's ordinary expenses to exceed the Expense Limitation. Expenses before the waiver totaled $245,750 for the quarter ended September 30, 2004. The total amount of expenses to be reimbursed by the Adviser during the same period totaled $153,700.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund. The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. Management fees, net of waived fees pursuant to the expense limitation and reimbursement, were $70,808 for the quarter ended September 30, 2004.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests. A placement agent will generally be entitled to receive a fee from each Member in the Fund whose Interests the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund. Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

At this time, Martinson & Co. Ltd serves as the sole placement agent of Interests in the Fund. As of the end of the period covered by this report, Martinson & Co. Ltd has earned $0 in fees related to the placement of Interests in the Fund.

(d) Board of Managers' Fees

Each Manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed for all reasonable out of pocket expenses.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

(4) MEMBERS' CAPITAL ACCOUNTS

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $250,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors. The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Income

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC agreement. In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) INVESTMENT TRANSACTIONS

The following table lists the aggregate purchases, proceeds from sales of Portfolio Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of September 30, 2004. At September 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Aggregate purchases                    $27,250,000
Aggregate proceeds from sales          $         0
Gross unrealized appreciation          $   188,779
Gross unrealized depreciation          $  (297,299)
Net unrealized appreciation            $  (108,520)

(6) CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7) OFF BALANCE SHEET RISK

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment. There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund. In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and may enter

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

(8) SUBSEQUENT EVENT

During the month ended November 30, 2004, there was an investment in the amount of $12,750,000 in the Fund.



OTHER INFORMATION


INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919. It is also available on the Securities and Exchange Commission's (the "SEC's") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, or on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY REPORT SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available (i) on the SEC's website at www.sec.gov, (ii) at the SEC's Public Reference Room and (iii) by calling 800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments in securities in unaffiliated issuers is included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                            BLUE ROCK ADVISORS, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

      Blue Rock Advisors, Inc. (the "Adviser") provides investment advisory services to private investment funds, whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). The Adviser has authority to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds.

      The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over client securities are required to implement proxy voting policies and describe those policies to their clients.

      The Investment Committee is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). The Chief Investment Officer ("CIO") is responsible for the actual voting of all proxies in a timely manner, while the Chief Compliance Officer ("CCO") is responsible for monitoring the effectiveness of the Policies. (See
Section IV. "Procedures for Proxies".)

      The Policies attempt to generalize a complex subject. The Adviser may, from time to time, determine that it is in the best interests of its fund to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the CIO and CCO.

I.    GENERAL POLICY

      The general policy is to vote proxy proposals, amendments, consents or resolutions relating to Funds (collectively, "proxies") in a manner that serves the best interests of the client fund managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including:

      - the impact on the value of the returns of the Fund;

      - the attraction of additional capital to the Fund;

      - alignment of Management's (as defined below) interests with Fund Owners' (as defined below) interests, including establishing appropriate incentives for Management;

      - the costs associated with the proxy;

      - impact on redemption or withdrawal rights;

      - the continued or increased availability of portfolio information; and

      - industry and business practices.

II.   SPECIFIC POLICIES

      A.   ROUTINE MATTERS

      Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the Fund; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the Fund; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the Fund.

      For routine matters, the Adviser will vote in accordance with the recommendation of the Fund's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the client fund.

      The Adviser will generally vote for the following proposals:

           1. To change capitalization, including to increase authorized common shares or to increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

         2.    To elect or re-elect Board members.

         3.    To appoint or elect auditors.

         4.    To set time and location of annual meeting.

         5. To establish a master/feeder structure without a significant increase in fees or expenses.

         6.    To change the fiscal year or term of the Fund.

         7.    To change in the name of a Fund.

      B.   NON-ROUTINE MATTERS

      Non-routine matters involve a variety of issues and may be proposed by Management or beneficial owners of a Fund (i.e., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the Fund; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the Fund; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of formation applicable to the Fund.


           1.  STRUCTURE, MANAGEMENT AND INVESTMENT AUTHORITY

           On a case-by-case basis, the Adviser will decide the following matters, taking into account these Policies and factors relevant to each proxy, as discussed below.

           a.  Approval or Renewal of Investment Advisory Agreements

               i.   proposed and current fee schedules

               ii.  performance history of the Fund

               iii. continuation of management talent

               iv.  alignment of interests between Management and Owners

           b.  Termination or Liquidation of the Fund

               i.   terms of liquidation

               ii.  past performance of the Fund

               iii. strategies employed to save the Fund

           c.  Increases in Fees or Expenses

               i. comparison to industry standards

               ii. potential impact on the value of the returns of the Fund

               iii. retention of management talent

           2.  SHARE CLASSES AND VOTING RIGHTS

            Unless exceptional circumstances exist, the Adviser will vote against the following proposals:

           a. To establish a class or classes with terms that may disadvantage other classes.

           b.  To introduce unequal voting rights.

           c. To change the amendment provisions of an entity by removing investor approval requirements.

      C.   ALL OTHER MATTERS

      All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

      D.   ABSTAINING FROM VOTING OR AFFIRMATIVELY NOT VOTING

The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the client fund. In making such a determination, the Adviser will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Adviser will not abstain from voting or affirmatively decide not to vote a proxy if the client fund is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.

III.  CONFLICTS OF INTEREST

      At times, conflicts may arise between the interests of the client fund, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

      A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;

      B. if the Adviser believes it is in the best interests of the client fund to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

      C. if the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interests of the client fund, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (i.e. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and

      D. if the proxy proposal is (1) not addressed by the specific policies or
(2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the client fund, as applicable; (c) inform the investors in a fund of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from the CIO and CCO.

IV.   PROCEDURES FOR PROXIES

      The CIO will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the CIO in accordance with the Policies.

      Any proxies that are not clearly "routine" will be submitted to the Investment Committee, which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the CCO for submission to the company. Upon receipt of an executed proxy, the CCO will update the client fund's proxy voting record. The CIO is responsible for the actual voting of all proxies in a timely manner. The CCO is responsible for monitoring the effectiveness of the Policies.

      In the event the Adviser determines that the client fund should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The CIO will execute the proxy in accordance with such third party's or committee's decision.

V.    RECORD OF PROXY VOTING

      The CIO will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

      The CIO will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the CIO, or others, that were material to making the voting decision.

      The Adviser will maintain a record of each written request from an investor in a fund for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund for proxy voting information.

      The CIO will maintain such records in its offices for two years and for an additional three years in an easily accessible place.

Adopted:September 28, 2004

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(a) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2)Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(a)(3) Not applicable.

(b) Certifications, as required by Rule 30a-2(b) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Blue Rock Market Neutral Fund, LLC
                  ----------------------------------

By (Signature     /s/ Robert W. Fullerton
   and Title)     ---------------------------
                  Robert W. Fullerton
                  Principal Executive Officer
        Date      December 02, 2004



By (Signature     /s/ Mark F. Steen
   and Title)     ---------------------------
                  Mark F. Steen
                  Principal Financial Officer
        Date      December 02, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature     /s/ Robert W. Fullerton
   and Title)     ---------------------------
                  Robert W. Fullerton
                  Principal Executive Officer
        Date      December 02, 2004


By (Signature     /s/ Mark F. Steen
   and Title)     ---------------------------
                  Mark F. Steen
                  Principal Financial Officer
        Date      December 02, 2004